real estate joint ventures and investments in associates - Investments in associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position
Current assets	$ 6,647	$ 6,313
Non-current assets	51,376	49,823
Current liabilities	9,831	9,478
Non-current liabilities	31,394	29,356
Statement of income and other comprehensive income
Net income (loss) and comprehensive income (loss)	937	688
Investments in associates	219	232
Miovision Technologies Incorporated
Statement of financial position
Current assets	88	109
Non-current assets	408	395
Current liabilities	35	40
Non-current liabilities	61	43
Net assets	400	421
Statement of income and other comprehensive income
Revenue and other income	162	130
Net income (loss) and comprehensive income (loss)	$ (27)	$ (28)
Our interest	43.40%	43.50%
Investments in associates	$ 175	$ 184
Individually immaterial associates
Statement of income and other comprehensive income
Investments in associates	$ 44	$ 48